Other Gains, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Revenue Disclosure Abstract
Foreign exchange gain (loss)	¥ 7,355,135	¥ 6,569,055